Fair Value Measurements	9 Months Ended
Jul. 29, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
8.	Fair Value Measurements

GAAP establishes a three-level fair value hierarchy that prioritizes information used in developing assumptions when pricing an asset or liability as follows:

Level 1: Observable inputs such as quoted prices in active markets

Level 2: Inputs, other than quoted prices in active markets that are observable either directly or indirectly

Level 3: Unobservable inputs where there is little or no market data, which requires the reporting entity to develop its own assumptions

GAAP requires the use of observable market data, when available, in making fair value measurements.  When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value and disclose the fair value of certain other liabilities.  As of July 29, 2011 and October 29, 2010 we did not have any Level 3 assets or liabilities.

Fair Value Measurements
at July 29, 2011
	Carrying	Total Fair
In thousands	Value	Value	Level 1	Level 2

Current Assets
Cash and cash equivalents	$443,092	$443,092	$443,092		$-

Other Current Assets
Derivatives	$14,388	$14,388	$-		$14,388

Other Long-term Assets
Investment, at fair value	$134,814	$134,814	$134,814		$-

Short-term notes payable, Including current portion of long-term obligations
Current portion of Term Loan	$25,000	$25,000	$-		$25,000

Other Accrued Liabilities
Derivatives	$5,207	$5,207	$-		$5,207

Long-term Obligations
6.0 % Senior Notes	$247,924	$282,500	$282,500	$
6.625% Senior Notes	$148,435	$162,933	$162,933	$
Term Loan	$475,000	$475,000	$-		$475,000

Fair Value Measurements
at October 29, 2010
	Carrying	Total Fair
In thousands	Value	Value	Level 1	Level 2

Current Assets
Cash and cash equivalents	$815,581	$815,581	$815,581	$-

Other Current Assets
Derivatives	$10,643	$10,643	$-	$10,643

Other Accrued Liabilities
Derivatives	$4,212	$4,212	$-	$4,212

Long-term Obligations
6.0 % Senior Notes	$247,677	$273,125	$273,125	$-
6.625% Senior Notes	$148,417	$152,438	$152,438	$-

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and Cash Equivalents: The carrying value approximates fair value because of the short maturity of those instruments.

Derivatives: The fair value of forward foreign exchange contracts represents the estimated amounts receivable (payable) to terminate such contracts at the respective period end based on foreign exchange market prices at that date.

Investment, at fair value:  The fair value of the investment is estimated based on an active quoted market price at the respective period end.  See note 15 for further information related to Investment, at fair value.

Senior Notes:  The fair market value of the Senior Notes is estimated based on market quotations at the respective period end.

Term Loan: The fair value of the Term Loan is estimated using discounted cash flows and current market conditions.